7 Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Interest received on bank deposits	£ 8	£ 2	£ 15
Gain on equity settled derivative financial liability	484		400
Total finance income	492	2	415
Finance expense
Bank loans	6	587	18
Other loans	91		91
Total finance expense	£ 97	£ 587	£ 166